LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and borrowings
Short-term borrowings	¥ 684,788	¥ 462,946
Current portion of long-term borrowings	598,532	327,538
Sub-total	1,283,320	790,484
Long-term borrowings, excluding current portion	5,203,708	3,459,765
Total loans and borrowings	¥ 6,487,028	¥ 4,250,249